JAKOTA K-Pop and Korean Entertainment ETF

Schedule of Investments

January 31, 2025 (Unaudited)

Description	Share	Fair Value

COMMON STOCK†† — 97.2%

South Korea — 97.2%

Communication Services – 97.2%
ANIPLUS*	4,241	$7,822
ASTORY*	889	4,167
Chorokbaem Media(A)*	4,299	41
CJ CGV*	17,082	59,957
CJ ENM*	1,683	62,085
ContentreeJoongAng*	2,391	12,901
CUBE ENTERTAINMENT*	1,357	12,870
Dear U*	2,207	54,454
Dexter Studios*	10,279	50,864
Genie Music*	5,212	7,336
Giantstep*	2,061	8,440
HYBE	949	146,955
IHQ(A)*	817	8
JYP Entertainment	2,626	135,547
Kakao	3,890	102,671
KEYEAST*	2,175	6,309
KidariStudio*	3,431	7,273
Knowmerce*	3,573	44,165
M Eighty-three*	753	6,856
NAVER	922	137,380
Raemongraein*	865	7,072
RBW*	2,513	4,825
Revu*	947	7,847
SAMG Entertainment*	858	8,999
SHOWBOX*	5,835	11,766
SM Culture & Contents*	7,800	7,532
SM Entertainment	2,428	139,531
SOOP	992	54,823
Studio Dragon*	2,099	54,245
Wysiwyg Studios*	53,291	48,083
YG Entertainment	1,823	62,544
YLAB*	1,532	4,281
		1,279,649

Total Common Stock (Cost $1,340,322)		1,279,649

SHORT-TERM INVESTMENT — 0.5%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(B)	6,431	6,431

Total Short-Term Investment (Cost $6,431)		6,431

Total Investments - 97.7% (Cost $1,346,753)		$1,286,080

Percentages are based on Net Assets of $1,316,834.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*	Non-income producing security.

(A)	Security is fair valued.

(B)	The rate shown is the 7-day effective yield as of January 31, 2025.

KPO-QH-001-0500